Geographic information	6 Months Ended
Jun. 30, 2024
Geographic Areas [Abstract]
Geographic information
Note 4 - Geographic information
Presentation, basis of consolidation, segment reporting, and foreign currency
For a detailed description of the Group’s presentation, basis of consolidation, segment reporting, and foreign currency, including currency risk, refer to Note 2 - Significant accounting policies and judgements and Note 3 - Financial risk management of the Consolidated Financial Statements for Polestar Automotive Holding UK PLC, as of December 31, 2023 that were included in the Form 20-F/A filed with the SEC on April 23, 2025. There are no changes for the periods presented in these Unaudited Condensed Consolidated Financial Statements.
The following tables show the breakdown of the Group’s revenue from external customers and non-current assets by geographical location where the Polestar company recognizing the revenue is located:

	For the six months ended June 30,
Revenue	2024	2023
	(Restated)	(Restated)
United Kingdom	143,916	286,812
Sweden	139,768	168,146
USA	131,380	225,002
Germany	77,297	118,961
China	66,469	19,848
Norway	56,162	32,024
Belgium	46,981	47,490
Netherlands	42,456	50,171
Canada	41,399	62,130
Denmark	41,172	27,836
Australia	36,786	48,163
Korea	13,908	19,469
Switzerland	12,973	19,290
Finland	12,656	24,184
Italy	4,118	28,051
Other regions[1]	41,806	58,788
Total	$909,247	$1,236,365
1 - Revenue: Other regions primarily consist of Spain, Austria, and Luxembourg in June 2024.Other regions primarily consist of Austria, Spain and Ireland in 2023.

	As of June 30, 2024	As of December, 31, 2023
	(Restated)
Non-current assets[2]
Sweden	1,397,053	1,305,295
China	574,643	549,531
United Kingdom	36,439	32,342
Germany	34,275	27,058
USA	4,965	5,017
Other regions[3]	44,908	45,726
Total	$2,092,283	$1,964,969
2 - Non-current assets: excludes financial assets, Deferred tax assets, Other non-current assets, and Other investments.
3 - Other regions primarily consist of Belgium, Australia, and Switzerland in June 2024 and Switzerland, Australia, Belgium, and Spain in 2023